Schedule I-Condensed Balance Sheets - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash (used in)/provided by operating activities	¥ 77,567	$ 11,092	¥ 239,590	¥ (25,459)
Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	290,839	41,590	64,241	49,654
Purchase of financial investments	(6,993)	(1,000)
Proceeds on disposal of financial investments			30,908	22,682
Purchase of digital assets	(381,124)	(54,500)
Purchase of equity investments	(4,895)	(700)
Disposal of subsidiaries	35,428	5,066
Collection of principal of loans to related parties	85,500	12,227
Proceeds from dividends received from subsidiaries	177,578	25,393
Net cash provided by/(used in) investing activities	196,333	28,076	95,149	72,336
Cash Flows from Financing Activities:
Dividends paid to shareholders	(273,135)	(39,058)	(122,333)
Repurchase of ordinary shares	(223)	(32)	(75,612)	(48,117)
Net cash (used in)/provided by financing activities	(273,358)	(39,090)	(197,945)	(48,117)
Effect of foreign exchange rate changes	(5,922)	(847)	(1,322)	426
Net (decrease)/increase in cash and cash equivalents	(5,380)	(769)	135,472	(814)
Cash, cash equivalents and restricted cash, beginning of year	158,632	22,684	23,160	23,974
Cash, cash equivalents and restricted cash, end of year	¥ 153,252	$ 21,915	¥ 158,632	¥ 23,160